Property and equipment, net - Narrative (Details) - EUR (€) € in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Net book value of long-lived assets transferred	€ 2,100
Property and equipment, net		€ 13,075	€ 10,079
Termination, May 31, 2023
Property, Plant and Equipment [Line Items]
Accrued penalty	€ 2,300
Software Development Costs
Property, Plant and Equipment [Line Items]
Property and equipment, net		5,300	5,400
Asset impairment charges		900
Computer equipment
Property, Plant and Equipment [Line Items]
Property and equipment, net		€ 1,300	€ 800